Investment Objectives and Goals	Aug. 01, 2025
Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Bitcoin Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded products that hold bitcoin, subject to a limit on potential investment gains.
Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise BITQ Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of the Bitwise Crypto Industry Innovators ETF (NYSE Arca: BITQ) (“BITQ”), subject to a limit on potential investment gains.
Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Ethereum Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded products that hold ether, subject to a limit on potential investment gains.